As filed with the Securities and Exchange Commission on May 16, 2000
                                                Securities Act File No. 33-79994
                                       Investment Company Act File No. 811-08560

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             --

                  Pre-Effective Amendment No.
                  Post-Effective Amendment No.  9                            X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               X
                  Amendment No.  11                                           X


                     GABELLI INTERNATIONAL GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                    (Address of Principal Executive Offices)

           Registrant's Telephone Number, including Area Code: 1- 800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1434
                     (Name and Address of Agent for Service)


                                   Copies to:
James E. McKee, Esq.                                   Daniel Schloendorn, Esq.
Gabelli International Growth Fund, Inc.                Willkie Farr & Gallagher
One Corporate Center                                   787 Seventh Avenue
Rye, New York 10580-1434                               New York, New York 10019

It is proposed that this filing will become effective:

          X       immediately upon filing pursuant to paragraph (b); or
          _       on _____ pursuant to paragraph (b); or
                  60 days after filing pursuant to paragraph (a)(1); or on [____] pursuant to paragraph (a)(1); or 75 days after filing pursuant to paragraph (a)(2); or on [____] pursuant to paragraph (a)(2) of Rule 485

If  appropriate,   check  the  following  box:  This  post-effective   amendment
designates a new effective date for a previously filed post-effective amendment.

The Fund's Prospectuses and Statement of Additional for Class A Shares, Class B Shares and Class C Shares and Class AAA Shares, each dated March 9, 2000 are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed with the SEC on EDGAR on March 9, 2000 (Accession No. 0000927405-00-000083).

PART C: OTHER INFORMATION


Item 23.          Exhibits


(a) Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 1998 (Accession No. 0000950152-98-003814) ("Post-Effective Amendment No. 5").

         Articles Supplementary to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 9, 2000 (Accession No.
         0000927405-00-000083) ("Post-Effective Amendment No. 8").

(b) Registrant's By-laws are incorporated by reference to Post-Effective Amendment No. 5.

(c)      Not Applicable.

(d) Investment Advisory Agreement between the Registrant and Gabelli Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 5.

(e) Amended and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc. is filed herewith.

(f)      Not Applicable.

(g)      Custody  Agreement  between the  Registrant  and State  Street Bank and
         Trust  Company  ("State   Street")  is  incorporated  by  reference  to
         Post-Effective Amendment No. 5.

(h) Transfer Agency Agreement between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 5.

(i) Opinion and Consent of Willkie Farr & Gallagher is incorporated by reference to Post-Effective Amendment No. 8.

Opinion of Venable, Baetjer and Howard is incorporated by reference to Post-Effective Amendment No. 8.

(j) Powers of Attorney of the Directors are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A as
filed with the SEC via EDGAR on June 28, 1995 (Accession No. 0000891554-95-000011) ("Pre-Effective Amendment No. 2").

(k)      Not Applicable.

(l) Subscription Agreement with initial shareholder is incorporated by reference to Pre-Effective Amendment No. 2.

         Purchase Agreement with respect to Class A Shares of the Fund is filed herewith.

         Purchase Agreement with respect to Class B Shares of the Fund is filed herewith.

         Purchase Agreement with respect to Class C Shares of the Fund is filed herewith.

(m) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares is incorporated by reference to Post-Effective Amendment No. 8.

         Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares is incorporated by reference to Post-Effective Amendment No. 8.

         Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares is incorporated by reference to Post-Effective Amendment No. 8.

         Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares is incorporated by reference to Post-Effective Amendment No. 8.

(n) Amended and Restated Rule 18f-3 Multi-Class Plan is incorporated by reference to Post-Effective Amendment No. 8.

(o)      Not Applicable.

(p)  Code  of  Ethics  of  the  Registrant  is   incorporated  by  reference  to
Post-Effective Amendment No. 8.

Item 24.  Persons Controlled by or Under Common Control with Registrant

         None.


Item 25.  Indemnification

Under Article VIII of the registrant's  Articles of Incorporation and Article V,
Section 1 of the registrant's By-Laws, any past or present director or officer of registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred in connection with any action, suit or proceeding to which the registrant may be a party or otherwise involved by reason of being or having been a director or officer of registrant. These provisions do not authorize indemnification when it is determined, in the manner specified in the Articles of Incorporation and By-Laws, that such director or officer would otherwise be liable to registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. In addition, the Articles of Incorporation provide that to the fullest extent permitted by Maryland General Corporation Law, as amended from time to time, no director or officer of the Fund shall be personally liable to the Fund or its stockholders for money damages, except to the extent such exemption from liability or limitation thereof is not permitted by the Investment Company Act of 1940, as amended from time to time. Under Article V, Section 2, of the registrant's By-Laws, expenses may be paid by registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such director or officer to repay such expenses to registrant in the event that it is ultimately determined that indemnification of the advanced expenses is not authorized under the By-Laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 27.  Principal Underwriter

(a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for Gabelli Investor Funds, Inc., The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli Equity Series Funds, Inc., The Gabelli Equity Trust Inc., Gabelli Global Series Funds, Inc., The Gabelli Global Multimedia Trust Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund Inc. and The Gabelli Westwood Funds.

(b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

(c)      Not Applicable.

Item 28.  Location of Accounts and Records

All such accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Adviser, Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1434, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts, 02171.

Item 29.  Management Services

         Not Applicable.

Item 30.  Undertakings

         Not Applicable.

                                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI INTERNATIONAL GROWTH FUND, INC., certifies that it meets all the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 16th day of May, 2000.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.


                                                 By:  /s/ Bruce N. Alpert
                                                     Bruce N. Alpert
                          Vice President and Treasurer

--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date

        *                                            Chairman of the Board              May 16, 2000
-----------------------------
Mario J. Gabelli

/s/ Caesar M.P. Bryan                                President                          May 16, 2000
-----------------------------
Caesar M.P. Bryan

/s/ Bruce N. Alpert                                  Vice President, Treasurer          May 16, 2000
Bruce N. Alpert                                      and Chief Financial Officer

        *                                            Director                           May 16, 2000
-----------------------------
Anthony J. Colavita

        *                                            Director                           May 16, 2000
-----------------------------
Karl Otto Pohl

        *                                            Director                           May 16, 2000
-----------------------------
Werner J. Roeder

        *                                            Director                           May 16, 2000
-----------------------------
Anthonie C. van Ekris



*By: /s/ Bruce N. Alpert
         Bruce N. Alpert
         Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION OF EXHIBIT


(e)                           Amended and Restated Distribution Agreement

(l)                           Purchase Agreement with respect to Class A Shares

                              Purchase Agreement with respect to Class B Shares

                              Purchase Agreement with respect to Class C Shares